CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Limited partners' equity	Foreign currency translation	Revaluation surplus	Actuarial gains (losses) on defined benefit plans	Cash flow hedges	Investments in equity securities	Total limited partners' equity	Preferred limited partners' equity	Preferred equity	Participating non-controlling interests - in operating subsidiaries	General partnership interest in a holding subsidiary held by Brookfield	Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Beginning balance at Dec. 31, 2016	$ 12,672	$ (257)	$ (404)	$ 4,124	$ (8)	$ (31)	$ 24	$ 3,448	$ 324	$ 576	$ 5,589	$ 55	$ 2,680
Net income (loss)	51	(32)						(32)	28	26	53	(1)	(23)
Other comprehensive income (loss)	1,350		26	508	(1)	2	(9)	526		39	383	9	393
Preferred Units issued (Note 17)	(187)
Preferred Units and LP Units issued	598	411						411	187
Adjustments	0	(63)						(63)				1	62
Capital contributions (Note 16)	(294)										(294)
Acquisition	525										525
Distributions or dividends declared	(1,199)	(328)						(328)	(28)	(26)	(539)	(35)	(243)
Distribution reinvestment plan	10	10						10
Other	(19)			(16)				(16)		1	(7)	29	(26)
Change in year	1,610	(2)	26	492	(1)	2	(9)	508	187	40	709	3	163
Ending balance at Dec. 31, 2017	14,282	(259)	(378)	4,616	(9)	(29)	15	3,956	511	616	6,298	58	2,843
Net income (loss)	403	24						24	38	26	297	1	17
Other comprehensive income (loss)	3,264		(205)	1,131	3	5	(8)	926		(48)	1,707	13	666
Preferred Units issued (Note 17)	(196)								(196)
LP Units purchased for cancellation	(51)	(51)						(51)
Capital contributions (Note 16)	307										307
Acquisition	21										21
Distributions or dividends declared	(1,272)	(355)						(355)	(38)	(26)	(553)	(45)	(255)
Distribution reinvestment plan	8	8						8
Other	48	(315)	(69)	373		(10)	(3)	(24)			52	39	(19)
Change in year	2,924	(689)	(274)	1,504	3	(5)	(11)	528	196	(48)	1,831	8	409
Ending balance at Dec. 31, 2018	17,206	(948)	(652)	6,120	(6)	(34)	4	4,484	707	568	8,129	66	3,252
Net income (loss)	273	(34)						(34)	44	26	262		(25)
Other comprehensive income (loss)	1,725		(35)	538	(4)	1	19	519		28	795	7	376
Preferred Units issued (Note 17)	(126)								(126)
Capital contributions (Note 16)	430										430
Disposal (Note 4)	(172)										(172)
Distributions or dividends declared	(1,469)	(370)						(370)	(44)	(26)	(706)	(55)	(268)
Distribution reinvestment plan	6	6						6
Other	6	227	(13)	(234)	1	1	(11)	(29)		1	4	50	(20)
Change in year	925	(171)	(48)	304	(3)	2	8	92	126	29	613	2	63
Ending balance at Dec. 31, 2019	$ 18,131	$ (1,119)	$ (700)	$ 6,424	$ (9)	$ (32)	$ 12	$ 4,576	$ 833	$ 597	$ 8,742	$ 68	$ 3,315